Cover	Jun. 04, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Boston Therapeutics, Inc., a Delaware corporation (the “Company”), to amend its Current Report on Form 8-K (the “Original 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on June 4, 2021, as amended on August 27, 2021, in connection with the consummation on June 4, 2021 of the transactions contemplated by that certain Agreement and Plan of Merger, dated January 26, 2021 (the “Merger Agreement”), by and among the Company, BTHE Acquisition Inc. (“Merger Sub”) and Nanomix, Inc. (“Nanomix”), pursuant to which Merger Sub merged with and into Nanomix, with Nanomix surviving as a wholly-owned subsidiary of the Company (the “Merger”). On August 27, 2021, the Company filed an Amendment to the Original 8-K with the Commission to provide, among other things, (i) certain voluntary disclosures concerning the financial condition of the Company, as permitted by Item 8.01; (ii) the historical audited financial statements of Nanomix as of and for the years ended December 31, 2020 and 2019, and the unaudited condensed consolidated financial statements as of March 31, 2021 and for the three month periods ended March 31, 2021 and 2020, referred to in Item 9.01(a) below; and (iii) the unaudited pro forma condensed combined financial statements as of and for the three month period ended March 31, 2021 and for the year ended December 31, 2020, referred to in Item 9.01(b) below. The Company is filing this Amendment solely to provide certain voluntary disclosures concerning the Company’s business and risk factors after consummation of the Merger, as permitted by Item 8.01. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Prior 8-K.
Document Period End Date	Jun. 04, 2021
Entity File Number	000-54586
Entity Registrant Name	BOSTON THERAPEUTICS, INC.
Entity Central Index Key	0001473579
Entity Tax Identification Number	27-0801073
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5900 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95608
City Area Code	(510)
Local Phone Number	428-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	354 Merrimack Street #4
Entity Address, City or Town	Lawrence
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01843